401(k) Savings Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Savings Plan Disclosures [Abstract]
401(k) Savings Plan

Note 13. 401(k) Savings Plan

Effective January 1, 2021, Appgate’s employees became eligible to participate in the Cyxtera Cybersecurity Inc. d/b/a AppGate 401(k) Savings Plan (the “401(k) Plan”), a defined contribution benefit plan sponsored by the Company. Under the 401(k) Plan, the Company makes matching contributions equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% of the employee’s compensation.

Prior to January 1, 2021, and effective July 2, 2017, Appgate’s employees were eligible to participate in the Cyxtera 401(k) Savings Plan (the “Plan”), a defined contribution benefit plan sponsored by the Management Company. Under the Plan, the Company made matching contributions equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% of the employee’s compensation. Employees of Appgate were eligible to participate in the Plan after the Cyxtera Spin-Off through December 31, 2020. Costs related to the participation of our employees in the Plan were charged back to us by Cyxtera under the Transition Services Agreement described in Note 2 — Transactions with Former Parent — Cyxtera.

During the three and nine months ended September 30, 2021, we made matching contributions to the 401(k) Plan of $0.4 million and $1.3 million, respectively. During the three and nine months ended September 30, 2020, we made matching contributions to the Plan of $0.4 million and $1.1 million, respectively. These amounts are included in the following captions in the condensed consolidated statements of operations (in thousands):

	Three Months Ended, September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$83	$86	$261	$244
Sales and marketing	164	106	467	306
Research and development	141	126	385	364
General and administrative	59	50	158	137
Total	$447	$368	$1,271	$1,051

Note 13. Cyxtera 401(k) Savings Plan

Effective July 2, 2017, Appgate’s employees were eligible to participate in the Cyxtera 401(k) Savings Plan (the “Plan”), a defined contribution benefit plan sponsored by the Management Company. Under the Plan, the Company made matching contributions equal to 100% of an employee’s salary deferral that does not exceed 1% of the employee’s compensation plus 50% of the salary deferral between 1% and 6% the employee’s compensation. Employees of Appgate were eligible to participate in the Plan after the Cyxtera Spin-Off through December 31, 2020. Costs related to the participation of our employees in the Plan were charged back to us by Cyxtera under the Transition Services Agreement described in Note 2 — Transactions with Former Parent — Cyxtera.

During 2020 and 2019, we made matching contributions to the Plan of $1.4 million and $1.6 million, respectively. These amounts are included in the following captions in the consolidated statements of operations (in thousands):

	2020	2019
Cost of revenue	$313	$402
Sales and marketing	438	336
Research and development	463	524
General and administrative	183	312
Total	$1,397	$1,574